Schedule of Stock Based Compensation Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Total stock-based compensation expense	$ 203	$ 82	$ 615	$ 961
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfGoodsAndServicesSold
Total stock-based compensation expense	15	4	16	4
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpensesMember
Total stock-based compensation expense	148	26	477	689
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpenseMember
Total stock-based compensation expense	33	36	100	153
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpenseMember
Total stock-based compensation expense	$ 7	$ 16	$ 22	$ 115